Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	4 years	4 years
Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	58 years	57 years
Other
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Service Life	12 years	13 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization rate	1.00%	1.00%
Minimum | Computer software
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	3 years	3 years
Minimum | Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	43 years	36 years
Minimum | Other
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	10 years	10 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization rate	50.00%	50.00%
Maximum | Computer software
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	10 years	10 years
Maximum | Land, transmission and water rights
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	90 years	90 years
Maximum | Other
Finite-Lived Intangible Assets [Line Items]
Service Life Ranges	100 years	100 years